Investments in associates and joint ventures	12 Months Ended
Jun. 30, 2026
Interests In Other Entities [Abstract]
Investments in associates and joint ventures	6. Investments in associates and joint ventures

Accounting policies

An associate is an undertaking in which the group has a long-term equity interest and over which it has the power to exercise significant influence. A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. The group’s interest in the net assets of associates and joint ventures is reported in investments in the consolidated balance sheet and its interest in their results
(net of tax) is included in the consolidated income statement below the group’s operating profit. Associates and joint ventures are initially recorded at cost including transaction costs, and the group's share of post-acquisition changes in the investee's reserves are recognised under the equity method.
Investments in associates and joint ventures acquired prior to 1 July 1998 comprise the cost of shares less goodwill written off to reserves that has not been reinstated, plus the group’s share of post-acquisition reserves.
Investments in associates and joint ventures are reviewed for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable. Impairment reviews compare the net carrying value to the recoverable amount (where the recoverable amount is the higher of fair value less costs of disposal and value in use). Where the carrying value exceeds the recoverable amount, an impairment charge is recognised.
Critical accounting estimates and judgements
Assessment of the recoverable amount of investments in associates and joint ventures are based on management’s estimates.
Impairment reviews are carried out to ensure that the group’s investments in associates and joint ventures are not carried above their recoverable amount.
Value in use and fair value less costs of disposal are both considered as part of these reviews and any impairment charge is based on these.  Value in use is determined using management’s estimates of forecast future cash flows, discount rates and long-term growth rates. Fair value less cost of disposal is determined using different assumptions, which may include quoted market prices, market capitalisations, valuation multiples for comparable companies applied to earnings, discounted cash flows, recent market transactions and other relevant market information. Such estimates and judgements are subject to change as a result of changing economic conditions and actuals may differ from forecasts.

Diageo’s principal associate is Moët Hennessy of which Diageo owns 34%
through two legal entities; Moët Hennessy, SAS and Moët Hennessy
International. Moët Hennessy is the wines and spirits division of LVMH Moët
Hennessy Louis Vuitton SA (LVMH). LVMH is based in France and is listed on the Paris Stock Exchange. Moët Hennessy is also based in France and is a producer and exporter of champagne and cognac brands.
A number of joint distribution arrangements have been established with
LVMH in Asia Pacific, principally covering distribution of Diageo’s premium scotch and gin brands and Moët Hennessy’s premium champagne and cognac portfolio. Diageo has undertaken not to engage in any champagne or cognac activities competing with those of Moët Hennessy.
The arrangements also contain certain provisions for the protection of
Diageo as a non-controlling shareholder in Moët Hennessy.
Joint distribution agreements were previously in place in France, Japan,
Singapore and Thailand. Diageo terminated the distribution agreements for all the remaining Diageo brands in France effective 1 January 2025, and in Japan,
Singapore and Thailand effective 1 July 2026.
(a) An analysis of the movement in the group’s investments in associates and joint ventures is as follows:

	Moët Hennessy $ million	Others $ million	Total $ million
Cost less provisions
At 30 June 2024	4,608	424	5,032
Exchange differences	470	19	489
Additions	—	109	109
Share of profit/(loss) after tax	219	(26)	193
Step acquisition	—	(30)	(30)
Dividends	(169)	(6)	(175)
Share of movements in other comprehensive income and equity	21	—	21
Impairment charged during the year	—	(308)	(308)
Transfer from other investments	—	3	3
At 30 June 2025	5,149	185	5,334
Exchange differences	(159)	(6)	(165)
Additions	—	46	46
Share of profit/(loss) after tax	227	(9)	218
Dividends	(108)	(8)	(116)
Share of movements in other comprehensive income and equity	(2)	—	(2)
Impairment charged during the year	—	(29)	(29)
Transfer to other investments	—	(2)	(2)
At 30 June 2026	5,107	177	5,284
Investment in associates includes loans given to and preference shares invested in associates of $32 million (2025 – $37 million).
Impairment testing for the year ended 30 June 2026 has identified Diageo’s investment in Moët Hennessy as being sensitive to reasonably possible changes in assumptions. The recoverable amount was estimated based on fair value less cost of disposal. A decrease of 1.0x in the EBITDA multiple would result in an impairment charge of $312 million. Similarly, a 10% decrease in  EBITDA would also result in an impairment charge of $388 million.
Following a strategic review in March 2025, Diageo decided it would no longer be bringing any new brands into the Distill Ventures programme and to exit several businesses, resulting in an impairment charge of $308 million in exceptional operating items in the year ended 30 June 2025. As part of the exit process from Distill Ventures, in the year ended 30 June 2026, Diageo provided additional operational funding to these investments amounting to $25 million which has been fully impaired.
(b) Moët Hennessy prepares its financial statements under IFRS as endorsed by the EU in euros to 31 December each year. The results were adjusted for alignment with Diageo accounting policies and were translated at $1 = €0.86
(2025 – $1 = €0.92; 2024 – $1 = €0.93).
Income statement information for the three years ended 30 June 2026 and balance sheet information as at 30 June 2026 and 30 June 2025 of Moët
Hennessy are as follows:

	2026 $ million	2025 $ million	2024 $ million
Sales	6,199	6,100	6,691
Profit for the year	668	644	1,299
Total comprehensive income	605	716	1,219

	2026 $ million	2025 $ million
Non-current assets	9,133	9,673
Current assets	13,027	13,496
Total assets	22,160	23,169
Non-current liabilities	(2,722)	(2,931)
Current liabilities	(4,223)	(4,881)
Total liabilities	(6,945)	(7,812)
Net assets	15,215	15,357
Including acquisition fair value adjustments principally in respect of Moët
Hennessy’s brands and translated at $1 = €0.88 (2025 – $1 = €0.85).
(c) Information on transactions between the group and its associates and joint ventures is disclosed in note 21.
(d) The associates and joint ventures have not reported any material contingent liabilities in their latest financial statements.